General (Details) - USD ($) $ in Thousands		1 Months Ended
	Mar. 14, 2019	Nov. 30, 2015	Dec. 31, 2019	Dec. 31, 2018
General (Textual)
Accumulated deficit			$ (49,522)	$ (43,672)
Current development plans, description	The Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company with rights to develop CM-24, ("FameWave") from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long term lock-up period, priced at USD 1.23 per ADS, plus 50% warrant coverage based on an exercise price of USD 1.98 per ADS with a 4 year term. The acquisition was subject to several conditions, which have been met as of January 7, 2020. In addition, the Company provided a loan to FameWave of USD 2 million that served mainly to pay cCAM BioTherapeutics Ltd., a wholly owned subsidiary of Merck Sharp and Dohme Corp., known as "MSD" in Israel, which discovered CM-24, and to finance budgeted expenses until the closing of the acquisition. See also Note 20B.
Description of warrants to purchase ADS		Each ADS represents 1 ordinary share with no par value following a reverse split in effect from January 4, 2019 (see Note 9A). Each warrant enables the purchase of 1 ADS.
Contract to acquire, percentage	100.00%